Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	SUNAMERICA MONEY MARKET FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000724129
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 29, 2011
Money Market (Prospectus Summary) | Money Market | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMAXX
Money Market (Prospectus Summary) | Money Market | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NAIXX
Municipal Money Market (Prospectus Summary) | Municipal Money Market | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NMAXX

Money Market (Prospectus Summary) | Money Market
Fund Highlights: SunAmerica Money Market Fund
Investment Goal
The SunAmerica Money Market Fund (the "Money Market Fund" or the "Fund") seeks as high a level of current income as is consistent with liquidity and stability of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Money Market		Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	[1]	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none
[1]	A contingent deferred sales charge (CDSC) on Class A shares will apply only if: (i) the original purchase was Class A shares of another SunAmerica mutual fund which you subsequently exchanged into the Fund; (ii) the original purchase was $1,000,000 or more; and (iii) you redeem within two years from the original purchase date. See page 9 of the Prospectus for more information about the CDSCs.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Money Market	Class A	Class I
Management Fees	0.49%	0.49%
Distribution and/or Service (12b-1) Fees	0.15%	none
Other Expenses	0.29%	0.31%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursement	0.93%	0.80%
Fee Waivers and/or Expense Reimbursement		none
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	0.93%	0.80%	[1]
[1]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management Corp. is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 0.80% for Class I shares. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. This agreement will continue in effect indefinitely, unless terminated by the Board of Directors, including a majority of the Independent Directors.

EXAMPLE:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example Money Market (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	95	296	515	1,143
Class I	82	255	444	990

Principal Investment Strategy and Technique of the Fund
The Fund's principal investment strategy is to invest primarily in high-quality money market instruments selected principally on the basis of quality and yield.

The principal investment technique of the Fund is to invest in high-quality, short-term money market instruments, including U.S. government securities, certificates of deposit, bankers' acceptances and time deposits, commercial paper and other short-term obligations of U.S. and foreign corporations, repurchase agreements, reverse repurchase agreements, and asset-backed securities.

The Fund is a money market fund and seeks to maintain a stable share price of
 $1.00. In order to do this, the Fund must follow rules of the Securities and
Exchange Commission ("SEC") as to the credit quality, liquidity, diversification and maturity of its investments.

The principal investment strategy and principal investment technique of the Fund may be changed without shareholder approval.

Principal Risks of Investing in the Fund
There can be no assurance that the Fund's investment goal will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment goals. Although the Fund seeks to maintain a stable share price of  $1.00, there can be no assurance that it will be able to do so and it is possible to lose money by investing in the Fund.

The following is a summary of the principal risks of investing in the Fund.

Interest Rate Fluctuations. While the Fund will invest primarily in short-term securities, you should be aware that the value of the Fund's investments may be subject to changes in interest rates. A decline in interest rates will generally affect the Fund's yield as these securities mature or are sold and the Fund purchases new short-term securities with lower yields. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities. Because the Fund invests in securities with short maturities and seeks to maintain a stable net asset value of  $1.00 per share, it is possible, though unlikely, that an increase or decrease in interest rates would change the value of your investment in the Fund. In addition, when interest rates are very low, the Fund's expenses could absorb all or a significant portion of the Fund's income, and, if the Fund's expenses exceed the Fund's income, the Fund may be unable to maintain its  $1.00 share price.

Credit Risk.Issuers in which the Fund invests may fail financially or otherwise fail to honor their obligations. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. The occurrence of such events could cause the value of the Fund's investments to decline. Money market instruments that are subject to credit support (e.g., guarantees or letters of credit) may also be affected by credit risk with respect to the credit support providers.

U.S. Government Securities Risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S.
government. For example, securities issued by the Federal Home Loan Mortgage
Corporation, the Federal National Mortgage Association and the Federal Home Loan
Bank are neither insured nor guaranteed by the U.S. government. These securities may be supported only by the credit of the issuing agency, authority, instrumentality or enterprise or by the ability to borrow from the U.S. Treasury and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

Financial Services Exposure Risk. A substantial portion of the Fund's portfolio may be comprised of money market instruments issued by banks. As a result, events affecting issuers in the financial services industry, including changes in government regulation and interest rates and economic downturns, may impact the creditworthiness of such issuers or their ability to honor their financial obligations. These events could have a negative impact on the Fund.

Securities Selection. A strategy used by the Fund, or securities selected by its portfolio manager, may fail to produce the intended return.

Performance Information
The following Risk/Return Bar Chart and Table illustrates the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year. Past performance is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.sunamericafunds.com or can be obtained by phone at
800-858-8850, ext 6003.

SUNAMERICA MONEY MARKET FUND (Class A)

During the ten-year period shown in the Bar Chart, the highest return for a quarter was 1.13% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended March 31, 2010).

Average Annual Total Returns (as of the periods ended December 31, 2010)
Average Annual Total Returns Money Market	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A	0.01%	2.09%	1.81%
Class I	Class I	0.01%	2.17%		1.72%	Nov 16, 2001

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 29, 2011
Money Market (Prospectus Summary) | Money Market
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Highlights: SunAmerica Money Market Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The SunAmerica Money Market Fund (the "Money Market Fund" or the "Fund") seeks as high a level of current income as is consistent with liquidity and stability of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy and Technique of the Fund
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund's principal investment strategy is to invest primarily in high-quality money market instruments selected principally on the basis of quality and yield.

The principal investment technique of the Fund is to invest in high-quality, short-term money market instruments, including U.S. government securities, certificates of deposit, bankers' acceptances and time deposits, commercial paper and other short-term obligations of U.S. and foreign corporations, repurchase agreements, reverse repurchase agreements, and asset-backed securities.

The Fund is a money market fund and seeks to maintain a stable share price of
 $1.00. In order to do this, the Fund must follow rules of the Securities and
Exchange Commission ("SEC") as to the credit quality, liquidity, diversification and maturity of its investments.

The principal investment strategy and principal investment technique of the Fund may be changed without shareholder approval.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
There can be no assurance that the Fund's investment goal will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment goals. Although the Fund seeks to maintain a stable share price of  $1.00, there can be no assurance that it will be able to do so and it is possible to lose money by investing in the Fund.

The following is a summary of the principal risks of investing in the Fund.

Interest Rate Fluctuations. While the Fund will invest primarily in short-term securities, you should be aware that the value of the Fund's investments may be subject to changes in interest rates. A decline in interest rates will generally affect the Fund's yield as these securities mature or are sold and the Fund purchases new short-term securities with lower yields. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities. Because the Fund invests in securities with short maturities and seeks to maintain a stable net asset value of  $1.00 per share, it is possible, though unlikely, that an increase or decrease in interest rates would change the value of your investment in the Fund. In addition, when interest rates are very low, the Fund's expenses could absorb all or a significant portion of the Fund's income, and, if the Fund's expenses exceed the Fund's income, the Fund may be unable to maintain its  $1.00 share price.

Credit Risk.Issuers in which the Fund invests may fail financially or otherwise fail to honor their obligations. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. The occurrence of such events could cause the value of the Fund's investments to decline. Money market instruments that are subject to credit support (e.g., guarantees or letters of credit) may also be affected by credit risk with respect to the credit support providers.

U.S. Government Securities Risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S.
government. For example, securities issued by the Federal Home Loan Mortgage
Corporation, the Federal National Mortgage Association and the Federal Home Loan
Bank are neither insured nor guaranteed by the U.S. government. These securities may be supported only by the credit of the issuing agency, authority, instrumentality or enterprise or by the ability to borrow from the U.S. Treasury and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

Financial Services Exposure Risk. A substantial portion of the Fund's portfolio may be comprised of money market instruments issued by banks. As a result, events affecting issuers in the financial services industry, including changes in government regulation and interest rates and economic downturns, may impact the creditworthiness of such issuers or their ability to honor their financial obligations. These events could have a negative impact on the Fund.

Securities Selection. A strategy used by the Fund, or securities selected by its portfolio manager, may fail to produce the intended return.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the Fund seeks to maintain a stable share price of $1.00, there can be no assurance that it will be able to do so and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following Risk/Return Bar Chart and Table illustrates the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year. Past performance is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.sunamericafunds.com or can be obtained by phone at
800-858-8850, ext 6003.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrates the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-858-8850, ext 6003
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.sunamericafunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	SUNAMERICA MONEY MARKET FUND (Class A)
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the ten-year period shown in the Bar Chart, the highest return for a quarter was 1.13% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended March 31, 2010).

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of the periods ended December 31, 2010)
Money Market (Prospectus Summary) | Money Market | Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This agreement will continue in effect indefinitely, unless terminated by the Board of Directors, including a majority of the Independent Directors.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Money Market (Prospectus Summary) | Money Market | Class I
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This agreement will continue in effect indefinitely, unless terminated by the Board of Directors, including a majority of the Independent Directors.
Money Market | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.49%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursement	rr_ExpensesOverAssets	0.93%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.93%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	95
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	515
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,143
Annual Return 2001	rr_AnnualReturn2001	3.45%
Annual Return 2002	rr_AnnualReturn2002	1.04%
Annual Return 2003	rr_AnnualReturn2003	0.32%
Annual Return 2004	rr_AnnualReturn2004	0.50%
Annual Return 2005	rr_AnnualReturn2005	2.38%
Annual Return 2006	rr_AnnualReturn2006	4.22%
Annual Return 2007	rr_AnnualReturn2007	4.32%
Annual Return 2008	rr_AnnualReturn2008	1.84%
Annual Return 2009	rr_AnnualReturn2009	0.12%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.09%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.81%
Money Market | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.49%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursement	rr_ExpensesOverAssets	0.80%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.80%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	255
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	444
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	990
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.17%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.72%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 16, 2001

[1]	A contingent deferred sales charge (CDSC) on Class A shares will apply only if: (i) the original purchase was Class A shares of another SunAmerica mutual fund which you subsequently exchanged into the Fund; (ii) the original purchase was $1,000,000 or more; and (iii) you redeem within two years from the original purchase date. See page 9 of the Prospectus for more information about the CDSCs.
[2]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management Corp. is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 0.80% for Class I shares. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. This agreement will continue in effect indefinitely, unless terminated by the Board of Directors, including a majority of the Independent Directors.

Municipal Money Market (Prospectus Summary) | Municipal Money Market
Fund Highlights: SunAmerica Municipal Money Market Fund
Investment Goal
The SunAmerica Municipal Money Market Fund (the "Municipal Money Market Fund" or
the "Fund") seeks as high a level of current income as is consistent with liquidity and stability of capital and that is exempt from regular federal income taxation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		Municipal Money Market Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	[1]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none
[1]	A contingent deferred sales charge (CDSC) on Class A shares will apply only if: (i) the original purchase was Class A shares of another SunAmerica mutual fund which you subsequently exchanged into the Fund; (ii) the original purchase was $1,000,000 or more; and (iii) you redeem within two years from the original purchase date. See page 9 of the Prospectus for more information about the CDSCs.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Municipal Money Market Class A
Management Fees		0.35%
Distribution and/or Service (12b-1) Fees		0.15%
Other Expenses		0.36%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursement		0.86%
Fee Waivers and/or Expense Reimbursement
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	[1]	0.86%
[1]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management Corp. is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 0.95% for Class A shares. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. This agreement will continue in effect indefinitely, unless terminated by the Board of Directors, including a majority of the Independent Directors.

EXAMPLE:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Municipal Money Market Class A	88	274	477	1,061

Principal Investment Strategy and Technique of the Fund
The Fund's principal investment strategy is to invest primarily in high-quality money market instruments selected primarily on the basis of quality and yield, that are exempt from regular federal income tax. Under normal market conditions, the Fund invests at least 80% of its assets, plus any borrowings for investment purposes, in municipal securities that are exempt from regular federal income tax. This 80% investment policy is fundamental and may not be changed without shareholder approval. Municipal securities may include private activity bonds, the interest on which is subject to the federal alternative minimum tax ("AMT").

The Fund's principal investment technique is to invest in high-quality, short-term money market securities that are exempt from regular federal income tax, including municipal fixed-income securities with remaining maturities of 13 months or less, municipal commercial paper, variable rate demand notes and other adjustable rate securities, and liquid Rule 144A securities.

The Fund is a money market fund and seeks to maintain a stable share price of
 $1.00. In order to do this, the Fund must follow rules of the Securities and
Exchange Commission ("SEC") as to the credit quality, liquidity, diversification and maturity of its investments.

The Fund may purchase, without limit, securities whose interest income may be subject to AMT.

The principal investment strategy, other than the 80% investment policy, and the principal investment techniques of the Fund may be changed without shareholder approval.

Principal Risks of Investing in the Fund
There can be no assurance that the Fund's investment goal will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment goals. Although the Fund seeks to maintain a stable share price of  $1.00, there can be no assurance that it will be able to do so and it is possible to lose money by investing in the Fund.

The following is a summary of the principal risks of investing in the Fund.

Interest Rate Fluctuations. While the Fund will invest primarily in short-term securities, you should be aware that the value of the Fund's investments may be subject to changes in interest rates. A decline in interest rates will generally affect the Fund's yield as these securities mature or are sold and the Fund purchases new short-term securities with lower yields. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities. Because the Fund invests in securities with short maturities and seeks to maintain a stable net asset value of  $1.00 per share, it is possible, though unlikely, that an increase or decrease in interest rates would change the value of your investment in the Fund. In addition, when interest rates are very low, the Fund's expenses could absorb all or a significant portion of the Fund's income, and, if the Fund's expenses exceed the Fund's income, the Fund may be unable to maintain its  $1.00 share price.

Credit Risk.Issuers in which the Fund invests may fail financially or otherwise fail to honor their obligations. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. The occurrence of such events could cause the value of the Fund's investments to decline. Money market instruments that are subject to credit support (e.g., guarantees or letters of credit) may also be affected by credit risk with respect to the credit support providers.

Municipal Securities. Special factors relating to municipal securities could have a significant effect on the yield or value of the Fund's investments in municipal securities. These factors generally include political or legislative changes and uncertainties related to the tax status of municipal securities or the rights of investors in these securities. In addition, in order to pay interest that is exempt from federal regular income tax, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. To the extent that the Fund invests a larger portion of its assets in a particular named state's municipal securities, the Fund will be more vulnerable to events adversely affecting that state, including economic, political or regulatory occurrences and terrorism or catastrophic natural disasters, such as hurricanes or earthquakes.

Securities Selection. A strategy used by the Fund, or securities selected by its portfolio manager, may fail to produce the intended return.

Performance Information
The following Risk/Return Bar Chart and Table illustrates the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year. Past performance is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.sunamericafunds.com or can be obtained by phone at
800-858-8850, ext 6003.

SUNAMERICA MUNICIPAL MONEY MARKET FUND (CLASS A)	[1]

During the ten-year period shown in the Bar Chart, the highest return for a quarter was 0.74% (quarter ended June 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended March 31, 2010).

Average Annual Total Returns (as of the periods ended December 31, 2010)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Municipal Money Market Class A	Class A	0.03%	1.42%	1.23%

[1]	Performance information of the SunAmerica Municipal Money Market Fund shown from January 1, 2001 through November 16, 2001 is that of the Municipal Money Market Fund, a series of North American Funds (the "Prior Municipal Money Market Fund"), which was reorganized into the Fund on November 16, 2001 (the "Municipal Money Reorganization"). The Fund commenced operations upon consummation of the Municipal Money Reorganization. The Prior Municipal Money Market Fund had a similar investment objective, investment strategies and policies as the Fund. The average annual total returns of the shares of the Fund would differ from those of the Prior Municipal Money Market Fund only to the extent that the Fund is subject to different sales charges and expenses.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 29, 2011
Municipal Money Market (Prospectus Summary) | Municipal Money Market
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Highlights: SunAmerica Municipal Money Market Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The SunAmerica Municipal Money Market Fund (the "Municipal Money Market Fund" or
the "Fund") seeks as high a level of current income as is consistent with liquidity and stability of capital and that is exempt from regular federal income taxation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy and Technique of the Fund
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund's principal investment strategy is to invest primarily in high-quality money market instruments selected primarily on the basis of quality and yield, that are exempt from regular federal income tax. Under normal market conditions, the Fund invests at least 80% of its assets, plus any borrowings for investment purposes, in municipal securities that are exempt from regular federal income tax. This 80% investment policy is fundamental and may not be changed without shareholder approval. Municipal securities may include private activity bonds, the interest on which is subject to the federal alternative minimum tax ("AMT").

The Fund's principal investment technique is to invest in high-quality, short-term money market securities that are exempt from regular federal income tax, including municipal fixed-income securities with remaining maturities of 13 months or less, municipal commercial paper, variable rate demand notes and other adjustable rate securities, and liquid Rule 144A securities.

The Fund is a money market fund and seeks to maintain a stable share price of
 $1.00. In order to do this, the Fund must follow rules of the Securities and
Exchange Commission ("SEC") as to the credit quality, liquidity, diversification and maturity of its investments.

The Fund may purchase, without limit, securities whose interest income may be subject to AMT.

The principal investment strategy, other than the 80% investment policy, and the principal investment techniques of the Fund may be changed without shareholder approval.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
There can be no assurance that the Fund's investment goal will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment goals. Although the Fund seeks to maintain a stable share price of  $1.00, there can be no assurance that it will be able to do so and it is possible to lose money by investing in the Fund.

The following is a summary of the principal risks of investing in the Fund.

Interest Rate Fluctuations. While the Fund will invest primarily in short-term securities, you should be aware that the value of the Fund's investments may be subject to changes in interest rates. A decline in interest rates will generally affect the Fund's yield as these securities mature or are sold and the Fund purchases new short-term securities with lower yields. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities. Because the Fund invests in securities with short maturities and seeks to maintain a stable net asset value of  $1.00 per share, it is possible, though unlikely, that an increase or decrease in interest rates would change the value of your investment in the Fund. In addition, when interest rates are very low, the Fund's expenses could absorb all or a significant portion of the Fund's income, and, if the Fund's expenses exceed the Fund's income, the Fund may be unable to maintain its  $1.00 share price.

Credit Risk.Issuers in which the Fund invests may fail financially or otherwise fail to honor their obligations. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. The occurrence of such events could cause the value of the Fund's investments to decline. Money market instruments that are subject to credit support (e.g., guarantees or letters of credit) may also be affected by credit risk with respect to the credit support providers.

Municipal Securities. Special factors relating to municipal securities could have a significant effect on the yield or value of the Fund's investments in municipal securities. These factors generally include political or legislative changes and uncertainties related to the tax status of municipal securities or the rights of investors in these securities. In addition, in order to pay interest that is exempt from federal regular income tax, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. To the extent that the Fund invests a larger portion of its assets in a particular named state's municipal securities, the Fund will be more vulnerable to events adversely affecting that state, including economic, political or regulatory occurrences and terrorism or catastrophic natural disasters, such as hurricanes or earthquakes.

Securities Selection. A strategy used by the Fund, or securities selected by its portfolio manager, may fail to produce the intended return.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the Fund seeks to maintain a stable share price of $1.00, there can be no assurance that it will be able to do so and it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following Risk/Return Bar Chart and Table illustrates the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year. Past performance is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.sunamericafunds.com or can be obtained by phone at
800-858-8850, ext 6003.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrates the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-858-8850, ext 6003
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.sunamericafunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	SUNAMERICA MUNICIPAL MONEY MARKET FUND (CLASS A)	[1]
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the ten-year period shown in the Bar Chart, the highest return for a quarter was 0.74% (quarter ended June 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended March 31, 2010).

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of the periods ended December 31, 2010)
Municipal Money Market (Prospectus Summary) | Municipal Money Market | Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This agreement will continue in effect indefinitely, unless terminated by the Board of Directors, including a majority of the Independent Directors.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Municipal Money Market | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursement	rr_ExpensesOverAssets	0.86%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.86%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	88
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	477
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,061
Annual Return 2001	rr_AnnualReturn2001	2.05%
Annual Return 2002	rr_AnnualReturn2002	0.92%
Annual Return 2003	rr_AnnualReturn2003	0.28%
Annual Return 2004	rr_AnnualReturn2004	0.36%
Annual Return 2005	rr_AnnualReturn2005	1.62%
Annual Return 2006	rr_AnnualReturn2006	2.69%
Annual Return 2007	rr_AnnualReturn2007	2.84%
Annual Return 2008	rr_AnnualReturn2008	1.53%
Annual Return 2009	rr_AnnualReturn2009	0.02%
Annual Return 2010	rr_AnnualReturn2010	0.03%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.42%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.23%

[1]	Performance information of the SunAmerica Municipal Money Market Fund shown from January 1, 2001 through November 16, 2001 is that of the Municipal Money Market Fund, a series of North American Funds (the "Prior Municipal Money Market Fund"), which was reorganized into the Fund on November 16, 2001 (the "Municipal Money Reorganization"). The Fund commenced operations upon consummation of the Municipal Money Reorganization. The Prior Municipal Money Market Fund had a similar investment objective, investment strategies and policies as the Fund. The average annual total returns of the shares of the Fund would differ from those of the Prior Municipal Money Market Fund only to the extent that the Fund is subject to different sales charges and expenses.
[2]	A contingent deferred sales charge (CDSC) on Class A shares will apply only if: (i) the original purchase was Class A shares of another SunAmerica mutual fund which you subsequently exchanged into the Fund; (ii) the original purchase was $1,000,000 or more; and (iii) you redeem within two years from the original purchase date. See page 9 of the Prospectus for more information about the CDSCs.
[3]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management Corp. is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 0.95% for Class A shares. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. This agreement will continue in effect indefinitely, unless terminated by the Board of Directors, including a majority of the Independent Directors.